STOCK-BASED COMPENSATION - Stock-based Compensation Cost by Award Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation costs - equity settled	$ 98	$ 81	$ 77
Equity compensation costs - cash settled	2	3	(15)
Total stock-based compensation cost	100	84	62
Income tax benefit	13	11	9
Continuing Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation cost	87	74	53
Discontinued Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation cost	$ 13	$ 10	$ 9